Note 4 - Cash and Cash Equivalents and Restricted Cash - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Cash at bank and on hand	$ 4,396	$ 2,999
Term deposits	20,541	8,881
Total	$ 24,937	$ 11,880